Fair Value Measurements - Plan investments for which fair value is measured using the NAV per share (Details) - 401(k) Retirement Savings Account Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments in Master Trust measured at fair value	$ 10,453,772	$ 9,034,881
NAV
Fair Value Measurements
Total investments in Master Trust measured at fair value	9,101,623	7,694,362
NAV | Collective trusts/ Comingled funds
Fair Value Measurements
Total investments in Master Trust measured at fair value	$ 9,101,623	$ 7,694,362
NAV | Collective trusts/ Comingled funds | Minimum
Fair Value Measurements
Redemption Notice Period	2 days	2 days
NAV | Collective trusts/ Comingled funds | Maximum
Fair Value Measurements
Redemption Notice Period	5 days	5 days